Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of composition of income tax expenses

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
(Loss)/income before income tax expense
(Loss)/income from Chinese mainland operations	(82,384)	(136,069)	15,189
Loss from non-Chinese mainland operations	(6,905)	(4,654)	(3,740)
Total (loss)/income before income tax expense from continuing operations	(89,289)	(140,723)	11,449
Income tax expense/(benefit) applicable to Chinese mainland operations
Current tax	(42)	64	21
Deferred tax	—	—	—
Total income tax expense/(benefit) applicable to Chinese mainland operations	(42)	64	21
Total income tax expense/(benefit) from continuing operations	(42)	64	21

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2023	2024
	%	%
Statutory EIT rate	25.00	25.00
Effect of non-deductible expenses/(gain) (1)	(1.87)	(0.18)
Tax incentives for research and development expense (2)	11.32	2.23
Tax incentives for wages of disabled staff	0.05	0.02
Preferential tax rate	0.62	0.19
Change in valuation allowance	(33.14)	(26.59)
Tax rate difference from statutory rate in other jurisdictions	(1.93)	(0.72)
Effective income tax rate	0.05	(0.05)

	Year Ended December 31, 2025
	Amount	Percent
	RMB’000%
Statutory Rate:	2,862	25.00
Foreign Tax Effects
Cayman
Statutory tax rate difference between Cayman and Chinese mainland	748	6.53
Hongkong
Changes in valuation allowances	183	1.60
Other foreign jurisdictions	4	0.03
Changes in Valuation Allowance	(1,997)	(17.44)
Nontaxable or Nondeductible Items:
Tax incentives for research and development expense (2)	(2,873)	(25.10)
Effect of non-deductible expenses/(gain) (1)	1,260	11.01
Tax incentives for wages of disabled staff	(30)	(0.26)
Other	(136)	(1.19)
Effective Tax Rate	21	0.18

Note: In 2025, the Group paid RMB 6.5 thousand in income taxes (net of refunds received) in the Chinese mainland and Nill in income taxes in jurisdictions outside of the Chinese mainland.

(1)	Primarily comprised of share-based compensation expenses/(gain) which are permanent differences.
(2)	According to policies promulgated by the State Tax Bureau of the PRC, certain of the Group’s subsidiaries are entitled to tax incentives for research and development expenses at 200% of tax-deductible research and development expenses from October 1, 2022 to December 31, 2025.

Schedule of composition of deferred tax assets

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Deferred tax assets - non‑current:
—Net operating tax losses carry forwards	67,468	56,444
—Allowances of doubtful accounts	16,108	4,897
— Investment loss	7,263	7,517
—Others	2,550	3,771
Total deferred tax assets	93,389	72,629
Less: valuation allowance	(93,237)	(69,276)
Total deferred tax assets, net	152	3,353

Deferred tax liabilities - non‑current:
— Unrealized investment gain and others	(152)	(3,353)
Total deferred tax liabilities	(152)	(3,353)